Intangible Assets - Average Remaining Amortization Period (Details)	12 Months Ended
Dec. 31, 2021
Minimum | Technology costs and management systems
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	2 years
Minimum | Customer Relationship
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	10 years
Minimum | Alcohol licenses
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	12 years
Maximum | Technology costs and management systems
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	10 years
Maximum | Customer Relationship
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	25 years
Maximum | Alcohol licenses
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	12 years